INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventory, Net
Inventory, net is comprised of:

(in millions)	2023	2022	2021
Raw materials, stores and consumables	38	27	34
Work in progress	34	42	28
Finished goods and goods held for resale	70	45	33
Total inventories, net	$142	$114	$95